Short-term Borrowings (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short Term Debt [Line Items]
Short-term borrowings	$ 331,590	$ 321,752
(a) Revolving overdraft credit facility dated 07/26/2013
Short Term Debt [Line Items]
Short-term borrowings	7,993	7,993
(b) Senior secured revolving credit facility dated 11/21/2013
Short Term Debt [Line Items]
Short-term borrowings	0	50,000
(c) Trade credit facility dated 8/9/2013
Short Term Debt [Line Items]
Short-term borrowings	20,853	92,126
(d) Revolving credit facility dated 11/16/2013
Short Term Debt [Line Items]
Short-term borrowings	65,120	66,000
(e) Revolving credit facility dated 9/1/2013
Short Term Debt [Line Items]
Short-term borrowings	28,467	47,528
(f) Revolving credit facility dated 5/10/2013
Short Term Debt [Line Items]
Short-term borrowings	109,871	58,105
(g) Security agreement dated 12/17/2013
Short Term Debt [Line Items]
Short-term borrowings	$ 99,286	$ 0